Intangible Assets (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Beginning balance	₪ 13,252	₪ 13,073
Acquisitions or additions from independent development	220	227
Disposals	(12)	(48)
Ending balance	13,460	13,252
Amortization and impairment losses
Beginning balance	7,412	6,539
Amortization for the year	542	786
Disposals		(42)
Impairment losses	1,279	129
Ending balance	9,233	7,412
Carrying amounts
Beginning Balance	5,840	6,534
Ending Balance	4,227	5,840
Goodwill [Member]
Cost
Beginning balance	3,066	3,066
Acquisitions or additions from independent development
Disposals
Ending balance	3,066	3,066
Amortization and impairment losses
Beginning balance	129
Amortization for the year
Disposals
Impairment losses	659	129
Ending balance	788	129
Carrying amounts
Beginning Balance	2,937	3,066
Ending Balance	2,278	2,937
Computer software and licenses [Member]
Cost
Beginning balance	2,006	1,779
Acquisitions or additions from independent development	220	227
Disposals	(12)
Ending balance	2,214	2,006
Amortization and impairment losses
Beginning balance	1,456	1,238
Amortization for the year	226	218
Disposals
Impairment losses	104
Ending balance	1,786	1,456
Carrying amounts
Beginning Balance	550	541
Ending Balance	428	550
Right of use in cellular frequencies [Member]
Cost
Beginning balance	480	480
Acquisitions or additions from independent development
Disposals
Ending balance	480	480
Amortization and impairment losses
Beginning balance	271	242
Amortization for the year	20	29
Disposals
Impairment losses
Ending balance	291	271
Carrying amounts
Beginning Balance	209	238
Ending Balance	189	209
Customer relationships and brand names [Member[
Cost
Beginning balance	7,479	7,479
Acquisitions or additions from independent development
Disposals
Ending balance	7,479	7,479
Amortization and impairment losses
Beginning balance	5,356	4,826
Amortization for the year	290	530
Disposals
Impairment losses	505
Ending balance	6,151	5,356
Carrying amounts
Beginning Balance	2,123	2,653
Ending Balance	1,328	2,123
Others [Member]
Cost
Beginning balance	221	269
Acquisitions or additions from independent development
Disposals		(48)
Ending balance	221	221
Amortization and impairment losses
Beginning balance	200	233
Amortization for the year	6	9
Disposals		(42)
Impairment losses	11
Ending balance	217	200
Carrying amounts
Beginning Balance	21	36
Ending Balance	₪ 4	₪ 21